Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000138493 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.90%	[1]
C000138493 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[1]
C000138493 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[1]
C000138493 [Member] | Base Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[1]
C000138493 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000138493 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000138493 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000138493 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000138493 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000234823 [Member] | Nickel [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%	[2]
C000234823 [Member] | Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%	[2]
C000234823 [Member] | Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%	[2]
C000234823 [Member] | Cobalt [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[2]
C000234823 [Member] | Iron Ore [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[2]
C000234823 [Member] | Lithium [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[2]
C000234823 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000234823 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.70%
C000234823 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000234823 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237566 [Member] | Cocoa [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%	[3]
C000237566 [Member] | Coffee [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[3]
C000237566 [Member] | Live Cattle [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[3]
C000237566 [Member] | Sugar [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[3]
C000237566 [Member] | Lean Hogs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[3]
C000237566 [Member] | Soybeans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[3]
C000237566 [Member] | Corn [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[3]
C000237566 [Member] | Wheat [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[3]
C000237566 [Member] | KC Wheat [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[3]
C000237566 [Member] | Feeder Cattle [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3]
C000237566 [Member] | Cotton [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000237566 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000237566 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000237566 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237566 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)

[1]	Based on notional value of futures contracts.
[2]	Based on notional value of futures contracts.
[3]	Based on notional value of futures contracts.